Cover page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Entity Registrant Name	Natura &Co Holding S.A.
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001776967
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-39169
Entity Incorporation, State or Country Code	D5
Entity Address, Address Line One	Avenida Alexandre Colares
Entity Address, Address Line Two	No. 1188, Sala A17-Bloco A
Entity Address, Address Line Three	Parque Anhanguera
Entity Address, City or Town	São Pau1o
Entity Address, Postal Zip Code	05106-000
Entity Address, Country	BR
Entity Common Stock, Shares Outstanding	1,379,584,737
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1351
Auditor Location	São Paulo, Brazil
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Guilherme Strano Castellan
Entity Address, Address Line One	Avenida Alexandre Colares
Entity Address, Address Line Two	No. 1188, Sala A17-Bloco A
Entity Address, Address Line Three	Parque Anhanguera
Entity Address, City or Town	São Paulo
Entity Address, Postal Zip Code	05106-000
Entity Address, Country	BR
City Area Code	+55 (11)
Local Phone Number	4389-7881
Common Shares [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
No Trading Symbol Flag	true
Title of 12(b) Security	Common shares, no par value (the “Natura &Co Holding Shares”)
American Depositary Shares [Member]
Document Information [Line Items]
Security Exchange Name	NYSE
Trading Symbol	NTCO
Title of 12(b) Security	American Depositary Shares (the “ADSs”) (as evidenced by American Depositary Receipts), each representing two Natura &Co Holding Shares